EQUITY METHOD INVESTMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	May 31, 2017	May 17, 2017 USD ($)	Sep. 29, 2016 CNY (¥)	Sep. 29, 2016 USD ($)	Jul. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 28, 2012 CNY (¥)	Dec. 31, 2017 USD ($)		Jul. 20, 2017	Apr. 30, 2017 USD ($)
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Share of net profit (loss)						¥ 1,454		$ 223	¥ 616			¥ (5,572)
Cash distribution from an equity investee						6,227		957	9,357			¥ 24,316
Fair value of identified net asset on acquisition date					¥ 19,658									¥ 73,570
Business Combination, Consideration Transferred			¥ 41,670	$ 6,002					100,000		$ 14,403
Equity Method Investments						732,167			210,088						$ 112,532
Equity Method Investment, Ownership Description	In May 2017, the Group through its subsidiary Aohua Technology, acquired 31.64% equity interest of ProMed at a consideration of RMB105,119 (US$16,156) from the original shareholder.
Authorised capital						3,000
Percentage of interest held																		55.00%
Proceeds from Contributed Capital | $								3,000
Other Long-term Debt						280,459									43,105
Redeemable Noncontrolling Interest, Equity, Carrying Amount						396,281			¥ 0						$ 60,907
Tianjin Jiatai [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Capital Contributed						¥ 2,700
Percentage of interest held						90.00%									90.00%
Guofu Huimei [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent						20.41%									20.41%
Mhm [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Capital Contributed						¥ 300
Percentage of interest held						10.00%									10.00%
Beijing Century Friendship [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Equity Method Investments						¥ 100,614									$ 15,464
Capital Contributed | $																		$ 388,500
Percentage of interest held						21.69%									21.69%
Bpmc [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Percentage of interest held						25.00%									25.00%
Suzhou Chorus Medical Technologies Co., Ltd [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Equity Method Investment, Ownership Percentage						36.00%	[1]		36.00%	[1]		36.00%	36.00%		36.00%	[1]
Business Combination, Consideration Transferred												¥ 4,320	$ 622
Global Oncology One, Inc [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Equity Method Investment, Ownership Percentage						46.90%	[1]		46.90%	[1]		46.90%	46.90%		46.90%	[1]
Business Combination, Consideration Transferred												¥ 8,679	$ 1,250
PeoMed [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Equity Method Investment, Ownership Percentage						35.20%									35.20%
Business Combination, Consideration Transferred | $		$ 11,820
PeoMed [Member] | Guofu Huimei [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Equity Method Investment, Ownership Percentage																	31.64%
PeoMed [Member] | CHMG [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Equity Method Investment, Ownership Percentage						3.56%									3.56%
PTC [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Share of net profit (loss)					34,206	¥ 17,697		2,720	¥ 127			¥ 5,572		107,139
Cash distribution from an equity investee					¥ 30,063	¥ 6,227		$ 957	¥ 9,357					¥ 201,176
Equity Method Investment, Ownership Percentage						59.51%	[2]		59.51%	[2]				44.55%	59.51%	[2]
Noncontrolling Interest, Ownership Percentage by Parent					59.51%									1.00%

[1]	In 2015, the Group entered into two share transfer agreements with JWYK, which was controlled by one of the Group's directors. Pursuant to the agreements, JWYK would acquired 36% equity interest in Suzhou Chorus and 100% interest in China Medstar, an oversea subsidiary of the Company who holds 46.9% equity interest in Global Oncology from the Group, at a consideration of RMB4,320 (US$622) and RMB8,679 (US$1,250) respectively. On April 25, 2016 and November 10, 2016, the Group received full payments from JWYK. As of December 31, 2017, the changes in registration of shareholders have not been completed and the consideration received was recorded in accrued expenses and other liabilities on the consolidated balance sheets (note 19).
[2]	On December 28, 2012, the Group acquired 44.55% limited partner interests of PTC, a limited partnership in Texas, U.S.A., and 45% legal interest of PTC GP Management LLC, a limited liability company registered in Texas, U.S.A and the sole general partner of PTC with 1% interest of PTC, with a consideration of RMB201,176 in cash. On July 31, 2015, the Group acquired additional 14.34% limited partner interests of PTC and additional 17.07% legal interest of PTC GP Management LLC, with a consideration of RMB30,063in cash. After the additional investments, the Group owned 59.51% interests of PTC which ultimately holds 45.41% legal ownership interests of the University of Texas MD Anderson Cancer Center Proton Therapy Center (“MDA Proton”), a proton treatment center in Texas, U.S.A. In accordance with PTC GP Management LLC’s regulation, the Group is only entitled to designate two out of the five managers and simply majority (more than 50%) amongst the managers is required to pass any resolution. Furthermore the regulation can only amended at the request by managers or super majority (more than 2/3) of member interest. Thus the Group is not able to control PTC GP Management LLC. According to the partnership agreements, the Group has significant influence over PTC which can demonstrate control over MDA Proton by acting as the sole general partner. The Group accounts for its investment in PTC, and ultimately MDA Proton, under the equity method of accounting. The Group’s share of the net profit or loss of PTC, after accounting for the effect of the difference between the cost basis of the equity method investment and the underlying assets of the investee, was a loss of RMB5,572 a loss of RMB127 and a loss of RMB 17,697 (US$ 2,720) for the years ended December 31,2015 2016 and 2017 respectively. Total cash distribution received by the Group from PTC was RMB24,316,RMB9,359 and RMB 6,227 (US$ 957) for the years ended December 31, 2016and 2017, respectively. The differences between the carrying value of the investment in PTC and the underlying equity in the net assets of PTC was RMB107,139 and RMB34,206 on December 28, 2012 and July 31, 2015, respectively, which were mainly arisen from the identified intangibles in the purchase price allocation and are amortized in the remaining useful life.. The amount of the Group’s underlying equity in the net assets of PTC was RMB73,570 and RMB19,658 on December 28, 2012 and July 31, 2015, respectively.